1919 Socially Responsive Balanced Fund
Schedule of Investments
March 31, 2024 (Unaudited)

Security	Shares	Value
Common Stocks — 68.2%
Communication Services — 4.8%
Alphabet Inc., Class A Shares (a)	166,406	$25,115,658
Netflix Inc. (a)	22,541	13,689,825
Total Communication Services		38,805,483
Consumer Discretionary — 6.4%
Amazon.com Inc. (a)	129,378	23,337,204
Chipotle Mexican Grill Inc. (a)	2,846	8,272,667
Home Depot Inc/The	27,577	10,578,537
TJX Cos Inc.	95,204	9,655,590
Total Consumer Discretionary		51,843,998
Consumer Staples — 4.2%
Costco Wholesale Corp.	16,415	12,026,121
Darling International Inc. (a)	66,299	3,083,567
Estee Lauder Cos. Inc., Class A Shares	31,303	4,825,357
Hershey Co/The	35,247	6,855,542
PepsiCo Inc.	43,335	7,584,058
Total Consumer Staples		34,374,645
Financials — 6.2%
Bank of America Corp.	319,839	12,128,295
Charles Schwab Corp/The	131,998	9,548,735
Chubb Limited	29,333	7,601,060
M&T Bank Corp.	36,338	5,284,999
Reinsurance Group of America Inc.	39,626	7,643,063
Truist Financial Corp.	203,307	7,924,907
Total Financials		50,131,059
Health Care — 11.2%
AstraZeneca PLC	125,650	8,512,788
Boston Scientific Corp. (a)	225,032	15,412,442
Danaher Corp.	34,581	8,635,568
Eli Lilly & Co.	26,268	20,435,453
IQVIA Holdings Inc. (a)	46,188	11,680,483
Thermo Fisher Scientific Inc.	20,577	11,959,558
UnitedHealth Group Inc.	18,823	9,311,738
Zoetis Inc.	27,801	4,704,207
Total Health Care		90,652,237
Industrials — 7.9%
Advanced Drainage Systems Inc.	65,890	11,348,894
Cintas Corp.	21,452	14,738,167
Eaton Corp. PLC	55,380	17,316,218
Old Dominion Freight Line Inc.	33,274	7,297,321
Rockwell Automation Inc.	23,642	6,887,624

1919 Socially Responsive Balanced Fund
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)

Security	Shares	Value
Industrials — 7.9% (Continued)
Union Pacific Corp.	25,605	$6,297,038
Total Industrials		63,885,262
Information Technology — 23.6%
Adobe Inc. (a)	9,847	4,968,796
Analog Devices Inc.	27,787	5,495,991
Apple Inc.	155,020	26,582,830
ASML Holding NV	6,129	5,948,011
Broadcom Inc.	13,135	17,409,260
Intuit Inc.	13,346	8,674,900
Microsoft Corp.	91,699	38,579,603
NVIDIA Corp.	32,108	29,011,504
Palo Alto Networks Inc. (a)	44,440	12,626,737
Salesforce.com Inc. (a)	44,229	13,320,890
ServiceNow Inc. (a)	14,229	10,848,190
SolarEdge Technologies Inc. (a)	24,499	1,738,939
Visa Inc., Class A Shares	37,862	10,566,527
Workday Inc., Class A Shares (a)	20,577	5,612,377
Total Information Technology		191,384,555
Materials — 1.8%
Linde PLC	18,607	8,639,602
Steel Dynamics Inc.	39,836	5,904,890
Total Materials		14,544,492
Real Estate Investment Trusts (REITs) — 1.0%
Prologis Inc.	60,196	7,838,723
Total Real Estate Investment Trusts (REITs)		7,838,723
Utilities — 1.1%
American Water Works Co. Inc.	70,703	8,640,614
Total Utilities		8,640,614
Total Common Stocks (Cost — $286,682,971)		552,101,068

1919 Socially Responsive Balanced Fund
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)

Security	Rate	Maturity Date	Principal Amount	Value
Asset Backed Securities — 0.2%
World Omni Auto Receivables Trust
Series 2021-B, Class A3	0.420%	6/15/2026	$1,372,704	$1,344,730
Total Asset Backed Securities (Cost — $1,372,676)				1,344,730
Collateralized Mortgage Obligations — 0.1%
Federal National Mortgage Association (FNMA)
2011-53, CY	4.000%	6/25/2041	20,496	19,764
HUD Office of the Secretary
2023-163, C	5.000%	9/20/2049	871,837	865,187
Total Collateralized Mortgage Obligations (Cost — $889,996)				884,951
Corporate Bonds — 18.8%
Communication Services — 1.8%
Alphabet Inc.	0.450%	8/15/2025	1,500,000	1,413,818
AT&T Inc.	2.300%	6/1/2027	1,350,000	1,245,227
AT&T Inc.	4.350%	3/1/2029	465,000	453,201
AT&T Inc.	2.750%	6/1/2031	1,250,000	1,077,636
Comcast Corp.	4.650%	2/15/2033	2,680,000	2,631,991
Comcast Corp.	5.650%	6/15/2035	600,000	627,217
Verizon Communications Inc.	4.329%	9/21/2028	777,000	760,420
Verizon Communications Inc.	3.875%	2/8/2029	410,000	392,830
Verizon Communications Inc.	1.750%	1/20/2031	1,325,000	1,076,845
Verizon Communications Inc.	4.500%	8/10/2033	350,000	335,048
Verizon Communications Inc.	5.250%	3/16/2037	335,000	339,331
Walt Disney Co/The	1.750%	1/13/2026	1,550,000	1,466,290
Walt Disney Co/The	2.200%	1/13/2028	3,215,000	2,956,181
Total Communication Services				14,776,035
Consumer Discretionary — 2.2%
Amazon.com Inc.	4.700%	12/1/2032	905,000	908,744
California Endowment/The	2.498%	4/1/2051	1,700,000	1,078,381
Ford Foundation/The	2.415%	6/1/2050	1,000,000	636,575
Home Depot Inc/The	1.500%	9/15/2028	1,900,000	1,666,690
Honda Motor Co Ltd.	2.271%	3/10/2025	6,150,000	5,981,936
Lowe's Cos Inc.	1.300%	4/15/2028	2,100,000	1,832,368
Starbucks Corp.	2.450%	6/15/2026	250,000	236,541
Starbucks Corp.	2.250%	3/12/2030	1,255,000	1,083,447
Target Corp.	4.500%	9/15/2032	3,600,000	3,530,019
Toyota Motor Credit Corp.	1.125%	6/18/2026	965,000	888,761
Whirlpool Corp.	2.400%	5/15/2031	1,775,000	1,474,325
Total Consumer Discretionary				19,317,787
Consumer Staples — 0.5%
PepsiCo Inc.	3.900%	7/18/2032	1,200,000	1,137,517
PepsiCo Inc.	3.500%	3/19/2040	575,000	479,346
Walmart Inc.	1.800%	9/22/2031	2,700,000	2,246,492
Total Consumer Staples				3,863,355

1919 Socially Responsive Balanced Fund
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)

Security	Rate	Maturity Date	Principal Amount	Value
Financials — 5.3%
Affiliated Managers Group Inc.	3.300%	6/15/2030	$755,000	$675,012
Allstate Corp/The	1.450%	12/15/2030	1,345,000	1,065,578
Bank of America Corp. (effective 9/25/2024, US SOFR + 0.910%) (b)	0.981%	9/25/2025	1,650,000	1,612,017
Bank of America Corp. (effective 12/6/2024, US SOFR + 0.650%) (b)	1.530%	12/6/2025	4,425,000	4,301,607
Bank of America Corp. (effective 1/23/2025, 3M US LIBOR + 1.071%) (b)	3.366%	1/23/2026	550,000	540,122
Bank of America Corp. (3M US LIBOR + 1.021%) (b)	6.351%	9/15/2026	1,602,000	1,605,706
Bank of America Corp.	4.183%	11/25/2027	525,000	509,985
Bank of Montreal (effective 1/10/2032, 5 YR CMT + 1.400%) (b)	3.088%	1/10/2037	2,515,000	2,057,924
Bank of New York Mellon Corp/The	1.600%	4/24/2025	415,000	399,292
BlackRock Inc.	3.250%	4/30/2029	455,000	425,973
BlackRock Inc.	2.400%	4/30/2030	710,000	622,818
Boston Properties LP	4.500%	12/1/2028	1,335,000	1,271,172
Citigroup Inc. (effective 10/30/2023, US SOFR + 0.686%) (b)	6.035%	10/30/2024	2,200,000	2,203,457
Citigroup Inc.	5.500%	9/13/2025	325,000	325,039
Citigroup Inc. (effective 11/3/2024, US SOFR + 0.528%) (b)	1.281%	11/3/2025	690,000	671,301
Citigroup Inc. (effective 6/3/2030, US SOFR + 2.107%) (b)	2.572%	6/3/2031	1,500,000	1,281,279
Goldman Sachs Group Inc/The	3.500%	11/16/2026	1,830,000	1,753,481
Goldman Sachs Group Inc/The	2.600%	2/7/2030	1,250,000	1,095,633
Host Hotels & Resorts LP	3.375%	12/15/2029	1,600,000	1,426,923
Intercontinental Exchange Inc.	3.750%	12/1/2025	500,000	488,261
MetLife Inc.	4.550%	3/23/2030	660,000	653,011
PNC Financial Services Group Inc.	2.200%	11/1/2024	975,000	955,655
PNC Financial Services Group Inc. (effective 1/26/2026, US SOFR + 1.085%) (b)	4.758%	1/26/2027	1,350,000	1,338,131
Prudential Financial Inc.	1.500%	3/10/2026	1,570,000	1,470,323
Royal Bank of Canada	1.150%	7/14/2026	3,500,000	3,207,466
Simon Property Group LP	3.375%	12/1/2027	510,000	483,445
State Street Corp.	3.550%	8/18/2025	360,000	352,904
State Street Corp. (effective 11/1/2029, US SOFR + 1.490%) (b)	3.031%	11/1/2034	1,000,000	889,386
Toronto-Dominion Bank/The	1.150%	6/12/2025	1,175,000	1,119,654
Truist Financial Corp. (effective 3/2/2026, US SOFR + 0.609%) (b)	1.267%	3/2/2027	2,675,000	2,474,265
Wells Fargo & Co. (effective 5/19/2024, US SOFR + 0.510%) (b)	0.805%	5/19/2025	3,300,000	3,274,998
Total Financials				40,551,818
Health Care — 2.2%
AbbVie Inc.	4.250%	11/14/2028	600,000	589,733
AbbVie Inc.	4.400%	11/6/2042	1,120,000	1,017,897
Amgen Inc.	3.000%	2/22/2029	3,475,000	3,213,540
Anthem Inc.	2.875%	9/15/2029	1,530,000	1,381,501
Bristol-Myers Squibb Co.	3.900%	2/20/2028	365,000	354,741
Bristol-Myers Squibb Co.	3.400%	7/26/2029	725,000	681,412
Bristol-Myers Squibb Co.	1.450%	11/13/2030	1,580,000	1,285,069
CVS Health Corp.	3.875%	7/20/2025	910,000	893,360
CVS Health Corp.	4.780%	3/25/2038	345,000	319,312
CVS Health Corp.	5.625%	2/21/2053	3,445,000	3,387,846
Gilead Sciences Inc.	1.650%	10/1/2030	1,700,000	1,401,086
Gilead Sciences Inc.	4.600%	9/1/2035	320,000	306,699
Pfizer Investment Enterprises Pte Ltd.	5.300%	5/19/2053	1,100,000	1,097,271
UnitedHealth Group Inc.	2.000%	5/15/2030	1,600,000	1,360,975

1919 Socially Responsive Balanced Fund
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)

Security	Rate	Maturity Date	Principal Amount	Value
Health Care — 2.2% (Continued)
UnitedHealth Group Inc.	3.500%	8/15/2039	$515,000	$425,272
Total Health Care				17,715,714
Industrials — 1.0%
Allegion US Holding Co. Inc.	5.411%	7/1/2032	2,300,000	2,307,989
Archer-Daniels-Midland Co.	2.900%	3/1/2032	3,000,000	2,587,781
Johnson Controls International PLC	1.750%	9/15/2030	2,225,000	1,832,990
Xylem Inc./NY	1.950%	1/30/2028	1,785,000	1,606,135
Total Industrials				8,334,895
Information Technology — 2.7%
Adobe Inc.	2.150%	2/1/2027	850,000	794,182
Autodesk Inc.	2.400%	12/15/2031	3,775,000	3,163,826
Fortinet Inc.	1.000%	3/15/2026	2,185,000	2,011,985
Intuit Inc.	5.500%	9/15/2053	2,215,000	2,303,835
Jabil Inc.	4.250%	5/15/2027	2,515,000	2,440,126
Mastercard Inc.	3.300%	3/26/2027	1,350,000	1,300,066
Mastercard Inc.	1.900%	3/15/2031	4,000,000	3,349,948
Microsoft Corp.	4.200%	11/3/2035	565,000	554,706
NVIDIA Corp.	0.584%	6/14/2024	3,115,000	3,084,114
Salesforce.com Inc.	1.500%	7/15/2028	2,135,000	1,879,553
Texas Instruments Inc.	5.000%	3/14/2053	1,150,000	1,131,165
Total Information Technology				22,013,506
Materials — 0.2%
Dow Chemical Co/The	5.600%	2/15/2054	1,110,000	1,105,512
Nutrien Ltd.	4.200%	4/1/2029	425,000	410,840
Total Materials				1,516,352
Real Estate Investment Trusts (REITs) — 0.9%
Crown Castle Inc.	1.050%	7/15/2026	2,050,000	1,864,851
Prologis LP	2.250%	4/15/2030	1,620,000	1,406,157
Prologis LP	1.250%	10/15/2030	3,000,000	2,408,189
Welltower Inc.	2.700%	2/15/2027	1,600,000	1,501,476
Total Real Estate Investment Trusts (REITs)				7,180,673
Utilities — 2.0%
Avangrid Inc.	3.800%	6/1/2029	650,000	610,030
DTE Electric Co.	1.900%	4/1/2028	2,145,000	1,925,791
DTE Electric Co.	4.050%	5/15/2048	1,480,000	1,216,367
Duke Energy Florida LLC	2.400%	12/15/2031	3,225,000	2,709,028
Duke Energy Progress LLC	5.100%	3/15/2034	2,685,000	2,687,371
Georgia Power Co.	3.250%	4/1/2026	345,000	332,579
MidAmerican Energy Co.	3.650%	4/15/2029	1,375,000	1,307,991
MidAmerican Energy Co.	5.850%	9/15/2054	2,200,000	2,350,407
NextEra Energy Capital Holdings Inc.	1.900%	6/15/2028	2,720,000	2,408,691
Public Service Co. of Colorado	3.200%	3/1/2050	520,000	354,871
Union Electric Co.	2.625%	3/15/2051	1,280,000	790,050
Total Utilities				16,693,176
Total Corporate Bonds (Cost — $167,038,609)				151,963,311

1919 Socially Responsive Balanced Fund
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)

Security	Rate	Maturity Date	Principal Amount	Value
Foreign Government Agency Issues — 0.3%
International Bank for Reconstruction & Development	0.625%	4/22/2025	$1,620,000	$1,548,743
International Bank for Reconstruction & Development	3.125%	11/20/2025	930,000	906,164
Total Foreign Government Agency Issues (Cost — $2,547,348)				2,454,907

Mortgage Backed Securities — 0.4%
Federal Home Loan Mortgage Corporation (FHLMC)
Gold Pool C91417	3.500%	1/1/2032	35,652	34,127
Gold Pool A35826	5.000%	7/1/2035	18,105	18,244
Gold Pool G08112	6.000%	2/1/2036	32,157	33,223
Gold Pool G02564	6.500%	1/1/2037	11,863	12,156
Gold Pool G08179	5.500%	2/1/2037	10,042	10,275
Gold Pool A65694	6.000%	9/1/2037	11,023	11,324
Federal National Mortgage Association (FNMA)
Pool 490446	6.500%	3/1/2029	7	7
Pool 808156	4.500%	2/1/2035	5,734	5,610
Pool 891596	5.500%	6/1/2036	274	280
Pool 190375	5.500%	11/1/2036	1,831	1,871
Pool 916386	6.000%	5/1/2037	11,081	11,490
Pool 946594	6.000%	9/1/2037	15,563	16,136
General National Mortgage Association (GNMA)
Gold Pool MA6310	3.000%	12/20/2034	163,486	152,743
Gold Pool MA6572	3.000%	4/20/2035	383,235	358,059
Gold Pool MA6740	2.500%	8/20/2035	583,844	533,173
Gold Pool 550763	5.000%	12/15/2035	49,610	49,968
Gold Pool 3922	7.000%	11/20/2036	9,496	9,759
Gold Pool MA3873	3.000%	8/20/2046	771,722	691,200
Gold Pool MA6409	3.000%	1/20/2050	461,632	411,111
Gold Pool 2020-194	1.000%	6/16/2062	1,870,463	1,369,063
Total Mortgage Backed Securities (Cost — $4,472,393)				3,729,819

U.S. Government Agency Issues — 1.9%
Federal Home Loan Bank (FHLB)	3.250%	11/16/2028	2,125,000	2,035,108
Federal Home Loan Bank (FHLB)	5.500%	7/15/2036	125,000	137,628
Federal Home Loan Mortgage Corp (FHLMC)	6.750%	9/15/2029	115,000	128,408
Federal Home Loan Mortgage Corp (FHLMC)	6.250%	7/15/2032	380,000	432,543
Federal National Mortgage Association (FNMA)	0.500%	11/7/2025	2,200,000	2,056,404
Federal National Mortgage Association (FNMA)	0.750%	10/8/2027	2,270,000	2,002,859
Federal National Mortgage Association (FNMA)	6.250%	5/15/2029	985,000	1,074,066
Federal National Mortgage Association (FNMA)	0.875%	8/5/2030	8,670,000	7,029,880
Federal National Mortgage Association (FNMA)	6.625%	11/15/2030	303,000	342,428
Total U.S. Government Agency Issues (Cost — $17,466,129)				15,239,324

U.S. Treasury Obligations — 6.5%
United States Treasury Bonds	7.500%	11/15/2024	1,105,000	1,121,911
United States Treasury Bonds	7.625%	2/15/2025	390,000	399,005
United States Treasury Bonds	6.875%	8/15/2025	100,000	102,984

1919 Socially Responsive Balanced Fund
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
Security	Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Obligations — 6.5% (Continued) United States Treasury Bonds	6.750%	8/15/2026	$90,000	$94,458
United States Treasury Bonds	6.500%	11/15/2026	135,000	141,945
United States Treasury Bonds	6.125%	11/15/2027	675,000	715,342
United States Treasury Bonds	5.500%	8/15/2028	335,000	351,842
United States Treasury Bonds	3.500%	2/15/2039	573,000	527,373
United States Treasury Bonds	4.375%	11/15/2039	204,000	206,159
United States Treasury Bonds	4.375%	8/15/2043	2,500,000	2,474,609
United States Treasury Notes	2.125%	11/30/2024	2,000,000	1,959,634
United States Treasury Notes	2.500%	1/31/2025	10,300,000	10,081,130
United States Treasury Notes	3.000%	10/31/2025	905,000	880,714
United States Treasury Notes	2.625%	1/31/2026	1,625,000	1,566,982
United States Treasury Notes	2.125%	5/31/2026	6,700,000	6,363,953
United States Treasury Notes	1.500%	8/15/2026	2,110,000	1,967,410
United States Treasury Notes	2.000%	11/15/2026	3,375,000	3,169,995
United States Treasury Notes	2.250%	11/15/2027	2,200,000	2,047,848
United States Treasury Notes	2.750%	2/15/2028	1,630,000	1,539,745
United States Treasury Notes	2.875%	5/15/2028	3,500,000	3,314,541
United States Treasury Notes	2.875%	8/15/2028	5,300,000	5,008,397
United States Treasury Notes	3.125%	11/15/2028	2,900,000	2,764,232
United States Treasury Notes	1.500%	2/15/2030	4,670,000	4,018,754
United States Treasury Notes	4.125%	11/15/2032	1,200,000	1,193,039
Total U.S. Treasury Obligations (Cost — $55,866,444)				52,012,002

Short-Term Investments — 3.4%
Fidelity Investments Money Market - Government Portfolio - Class I (c)	5.210%		27,506,790	27,506,790
Total Short-Term Investments (Cost — $27,506,790)				27,506,790

Total Investments — 99.8% (Cost — $563,843,356)				807,236,902
Other Assets in Excess of Liabilities — 0.2%				1,317,009
Total Net Assets — 100.0%				$808,553,911
:
Notes:
(a)	Non-income producing security.
(b)	Fixed to floating rate. Effective date of change and formula disclosed.
(c)	The rate reported is the annualized seven-day yield as of March 31, 2024.

Abbreviations used in this schedule:
CMT – Constant Maturity Treasury Rate LIBOR – London Inter-Bank Offered Rate LLC – Limited Liability Corporation LP – Limited Partnership

SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Debt Securities:  Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 2 of the fair value hierarchy.

Registered Investment Companies:  Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Short-Term Debt Securities:  Short-term debt instruments having a maturity of less than 60 days are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board. Short-term debt securities are generally classified in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

In the absence of prices from a pricing service or in the event that market quotations are not readily available, fair value will be determined under the Fund’s valuation procedures adopted pursuant to Rule 2a-5. Pursuant to those procedures, the Board has appointed the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has established procedures for its fair valuation of the Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2024:

1919 Socially Responsive Balanced Fund
Description	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Investments
Common Stocks	$552,101,068	$–	$–	$552,101,068
Asset Backed Securities	–	1,344,730	–	1,344,730
Collateralized Mortgage Obligations	–	884,951	–	884,951
Corporate Bonds	–	151,963,311	–	151,963,311
Foreign Government Agency Issues	–	2,454,907	–	2,454,907
Mortgage Backed Securities	–	3,729,819	–	3,729,819
U.S. Government Agency Issues	–	15,239,324	–	15,239,324
U.S. Treasury Obligations	–	52,012,002	–	52,012,002
Total Long-Term Investments	552,101,068	227,629,044	–	779,730,112
Short-Term Investment	27,506,790	–	–	27,506,790
Total Investments	$579,607,858	$227,629,044	$–	$807,236,902

See Schedule of Investments for additional detailed categorizations.